Income Taxes (Schedule Of Income Tax Rate Reconciliation) (Details)	3 Months Ended		12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009
Income Taxes [Abstract]
U.S. federal tax at statutory rates			35.00%	35.00%	35.00%
Permanent items			1.60%	0.20%	1.20%
Lobbying			3.60%	3.10%	4.80%
State taxes, net of federal benefit			4.40%	4.00%	3.90%
Transaction costs			5.90%
Research and development tax credits			(2.50%)	(4.30%)
Other			1.30%	0.80%	0.20%
Provision for income taxes	45.90%	57.70%	49.30%	38.80%	45.10%